PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Schedule Of Property Plant and Equipment Cost [Table Text Block]

A summary of property, plant and equipment is as follows:

	June 30,
	2011	2012

Buildings	$41,388,443	$53,018,610
Machinery	4,434,365	4,758,477
Software	2,798,335	3,573,146
Vehicles	1,282,623	1,607,261
Electronic and other equipment	16,218,118	16,991,624
Construction in progress	757,390	3,648,878
	66,879,274	83,597,996

Less: Accumulated depreciation	(13,297,961)	(20,061,350)

	$53,581,313	$63,536,646